SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 13)	$ 16,302	$ 14,953
General and administrative expenses	4,330	3,260
Depreciation (note 8)	106	78
Share based payments	(2,523)	(2,553)
Interest and finance costs	(3,895)	(1,169)
Foreign exchange loss (gain)	(1,595)	(159)
Other (gains) and losses	1,057
LOSS FOR THE YEAR	(27,694)	(22,172)
Equipment (note 8)	710	284	$ 252
Mineral properties (note 6)	82,743	125,643
Total assets	239,195	151,028
Total liabilities	78,614	(25,868)
Mexico
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 13)	12,658	11,825
Depreciation (note 8)	34	22
Interest and finance costs	1,294	1,110
Foreign exchange loss (gain)	481	65
Other (gains) and losses	(1,032)
LOSS FOR THE YEAR	13,435	13,022
Equipment (note 8)	463	140
Mineral properties under development and construction	71,272
Mineral properties (note 6)		42,900
Total assets	82,781	44,640
Total liabilities	(15,530)	(10,325)
Panama
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 13)	3,465	2,814
Depreciation (note 8)	22	38
LOSS FOR THE YEAR	3,487	2,852
Equipment (note 8)	73	48
Mineral properties (note 6)	82,429	82,429
Total assets	83,260	83,167
Total liabilities	(634)	(505)
USA
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 13)	136	198
LOSS FOR THE YEAR	136	198
Mineral properties (note 6)	314	314
Total assets	314	314
Canada
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 13)	43	116
General and administrative expenses	4,330	3,260
Depreciation (note 8)	50	18
Share based payments	2,523	2,553
Interest and finance costs	2,601	59
Foreign exchange loss (gain)	1,114	94
Other (gains) and losses	(25)
LOSS FOR THE YEAR	10,636	6,100
Equipment (note 8)	174	96
Total assets	72,840	22,907
Total liabilities	(62,450)	(15,038)
Total mineral properties interest
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 13)	16,302	14,953
General and administrative expenses	4,330	3,260
Depreciation (note 8)	106	78
Share based payments	2,523	2,553
Interest and finance costs	3,895	1,169
Foreign exchange loss (gain)	1,595	159
Other (gains) and losses	(1,057)
LOSS FOR THE YEAR	27,694	$ 22,172
Equipment (note 8)	710
Mineral properties under development and construction	71,272
Mineral properties (note 6)	82,743
Total assets	239,195
Total liabilities	$ (78,614)